COMMITMENTS AND CONTINGENT LIABILITIES - LEGAL PROCEEDINGS (Details) - USD ($) $ in Thousands					12 Months Ended
	Sep. 09, 2020	Sep. 08, 2020	Mar. 16, 2020	Sep. 27, 2019	Sep. 30, 2020	Sep. 30, 2019
Loss Contingencies [Line Items]
Regulatory assets					$ 527,459	$ 496,637
Regulatory liabilities-noncurrent					$ 196,450	202,435
Recovery period					7 years
Minimum
Loss Contingencies [Line Items]
Litigation settlement, gross					$ 143,100
Maximum
Loss Contingencies [Line Items]
Litigation settlement, gross					181,700
Environmental remediation costs, Liability for future expenditures
Loss Contingencies [Line Items]
Regulatory assets					150,600	$ 131,100
Environmental remediation costs, Expended, net of recoveries
Loss Contingencies [Line Items]
Regulatory assets					$ 36,500
RAC
Loss Contingencies [Line Items]
Approved rate, amount	$ 9,700	$ 8,500
NJNG | RAC
Loss Contingencies [Line Items]
Requested base rate increase (decrease), amount			$ 1,200	$ 1,400